Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
State tax, net of federal benefit			3.93%	0.55%	4.72%
Meals & entertainment			(1.07%)	(1.69%)	2.78%
Global intangible low-taxed income inclusion			(2.41%)	(1.07%)	0.00%
Share-based compensation			(2.83%)	0.00%	0.00%
Prior year provision to return true-up			(2.13%)	(1.16%)	(0.20%)
Change in valuation allowance			(18.90%)	(19.94%)	(13.20%)
Foreign tax differential and permanent items			(2.27%)	0.07%	2.06%
Other			(0.08%)	(0.06%)	0.55%
Effective tax rate	(0.92%)	(19.35%)	(4.76%)	(2.30%)	17.71%
Crescent Acquisition Corp
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal statutory tax rate			21.00%	21.00%
State tax, net of federal benefit			(0.20%)	2.22%
Other permanent items			(18.12%)	(14.83%)
Meals & entertainment			(0.02%)	0.00%
Change in valuation allowance			(3.47%)	0.51%
Effective tax rate	0.01%	22.08%	(0.81%)	8.90%